Stock-based Compensation and Common Stock (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of stock-based compensation

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Stock options	$4,137	$10,086	$10,047	$23,907
Restricted stock units (classified as equity)	226	166	279	300
Restricted stock units (classified as liabilities)	1,291	-	1,291	-
Total stock-based compensation expense	$5,654	$10,252	$11,617	$24,207

Schedule of common stock by class

	June 30, 2023	December 31, 2022

Class A shares	38,174,853	9,763,838
Class B shares	33,825,370	31,125,370
Total shares outstanding	72,000,223	40,889,208